Investment Portfolio	as of February 28, 2021 (Unaudited)
DWS ESG Core Equity Fund
	Shares	Value ($)

Common Stocks 99.8%
Communication Services 11.4%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	74,637	2,081,626
Verizon Communications, Inc.	26,614	1,471,754
		3,553,380
Entertainment 2.7%
Walt Disney Co.*	27,905	5,275,161
Interactive Media & Services 6.6%
Alphabet, Inc. “A”*	5,489	11,098,264
Facebook, Inc. “A”*	6,818	1,756,453
		12,854,717
Media 0.3%
Comcast Corp. “A”	11,971	631,111
Consumer Discretionary 10.8%
Auto Components 0.8%
Aptiv PLC*	10,458	1,567,027
Automobiles 1.2%
Tesla, Inc.*	3,556	2,402,078
Hotels, Restaurants & Leisure 2.8%
Hilton Worldwide Holdings, Inc.	17,262	2,134,964
Starbucks Corp.	30,350	3,278,711
		5,413,675
Internet & Direct Marketing Retail 1.8%
eBay, Inc.	61,211	3,453,525
Multiline Retail 0.5%
Target Corp.	5,718	1,048,910
Specialty Retail 2.8%
Burlington Stores, Inc.*	2,551	660,250
Lowe's Companies, Inc.	29,642	4,735,309
		5,395,559
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc. “B”	13,607	1,833,951
Consumer Staples 4.8%
Beverages 3.6%
Keurig Dr Pepper, Inc. (a)	60,581	1,848,932
Molson Coors Beverage Co. “B”	27,996	1,244,422
PepsiCo, Inc.	31,020	4,007,474
		7,100,828

Food Products 1.2%
Campbell Soup Co.	15,065	685,156
Kellogg Co.	14,351	828,196
Tyson Foods, Inc. “A”	10,967	742,137
		2,255,489
Energy 1.8%
Energy Equipment & Services 0.0%
NOV, Inc.	3,726	56,262
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	4,418	441,800
Exxon Mobil Corp.	57,083	3,103,603
		3,545,403
Financials 12.6%
Banks 3.6%
Bank of America Corp.	91,488	3,175,549
JPMorgan Chase & Co.	25,582	3,764,903
		6,940,452
Capital Markets 4.5%
MarketAxess Holdings, Inc.	4,767	2,650,166
Moody's Corp.	9,296	2,555,377
The Goldman Sachs Group, Inc.	11,531	3,683,924
		8,889,467
Consumer Finance 2.5%
American Express Co.	35,828	4,846,095
Insurance 2.0%
Allstate Corp.	36,808	3,923,733
Health Care 13.3%
Biotechnology 4.3%
Amgen, Inc.	17,579	3,953,869
Biogen, Inc.*	9,665	2,637,385
BioMarin Pharmaceutical, Inc.*	10,881	842,516
Regeneron Pharmaceuticals, Inc.*	1,939	873,655
		8,307,425
Health Care Equipment & Supplies 1.8%
DexCom, Inc.*	2,556	1,016,726
Medtronic PLC	21,351	2,497,426
		3,514,152
Health Care Providers & Services 4.5%
Anthem, Inc.	3,165	959,596
Cigna Corp.	21,023	4,412,728
HCA Healthcare, Inc.	15,543	2,673,862
MEDNAX, Inc.*	34,108	833,259
		8,879,445
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	51,737	3,173,030
Merck & Co., Inc.	17,356	1,260,393
Viatris, Inc.*	55,079	817,923
		5,251,346

Industrials 7.6%
Air Freight & Logistics 1.8%
United Parcel Service, Inc. “B”	21,514	3,395,555
Building Products 1.1%
Johnson Controls International PLC	21,414	1,194,687
Owens Corning	12,485	1,011,535
		2,206,222
Commercial Services & Supplies 1.6%
Republic Services, Inc.	35,610	3,172,495
Industrial Conglomerates 1.4%
General Electric Co.	220,489	2,764,932
Professional Services 0.8%
Verisk Analytics, Inc.	9,631	1,578,039
Road & Rail 0.9%
Union Pacific Corp.	8,298	1,709,056
Information Technology 29.4%
Communications Equipment 1.1%
Cisco Systems, Inc.	47,723	2,141,331
IT Services 1.0%
MasterCard, Inc. “A”	2,275	805,009
PayPal Holdings, Inc.*	4,416	1,147,497
		1,952,506
Semiconductors & Semiconductor Equipment 5.0%
Broadcom, Inc.	7,380	3,467,641
Intel Corp.	53,584	3,256,836
Micron Technology, Inc.*	13,542	1,239,499
NVIDIA Corp.	1,816	996,221
QUALCOMM, Inc.	6,553	892,453
		9,852,650
Software 14.3%
Cadence Design Systems, Inc.*	6,853	966,890
Citrix Systems, Inc.	7,680	1,025,894
Microsoft Corp.	71,546	16,625,859
Oracle Corp.	68,439	4,415,000
salesforce.com, Inc.*	14,374	3,111,971
Synopsys, Inc.*	3,375	827,584
VMware, Inc. “A”*	6,733	930,568
		27,903,766
Technology Hardware, Storage & Peripherals 8.0%
Apple, Inc.	129,064	15,650,301
Materials 2.8%
Chemicals 2.2%
DuPont de Nemours, Inc.	16,340	1,149,029
International Flavors & Fragrances, Inc.	10,019	1,357,675
Linde PLC	7,312	1,786,102
		4,292,806

Containers & Packaging 0.6%
Avery Dennison Corp.	6,968	1,220,863
Real Estate 3.5%
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	2,802	447,451
Digital Realty Trust, Inc.	24,463	3,295,900
Iron Mountain, Inc. (a)	91,136	3,170,622
		6,913,973
Utilities 1.8%
Water Utilities
American Water Works Co., Inc.	24,627	3,494,079
Total Common Stocks (Cost $155,860,544)		195,187,765

Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b) (c) (Cost $3,202,100)	3,202,100	3,202,100

Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 0.03% (b) (Cost $319,990)	319,990	319,990

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $159,382,634)	101.6	198,709,855
Other Assets and Liabilities, Net	(1.6)	(3,099,664)
Net Assets	100.0	195,610,191
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 are as follows:
Value ($) at 11/30/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b) (c)
2,189,251	1,012,849 (d)	—	—	—	13,446	—	3,202,100	3,202,100
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 0.03% (b)
1,871,320	3,694,952	5,246,282	—	—	198	—	319,990	319,990
4,060,571	4,707,801	5,246,282	—	—	13,644	—	3,522,090	3,522,090
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $4,929,948, which is 2.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,919,472.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$195,187,765	$—	$—	$195,187,765
Short-Term Investments (a)	3,522,090	—	—	3,522,090
Total	$198,709,855	$—	$—	$198,709,855
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECEF-PH1
R-080548-1 (1/23)